DERIVATIVE LIABILITY (Details 2) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative liability - warrants	$ 2,053,000	$ 9,000	$ 140,504
Derivative liability - conversion option			582,300
Total	$ 2,053,000	$ 9,000	$ 722,804
Fair Value, Inputs, Level 2 [Member]
Derivative liability - warrants
Derivative liability - conversion option
Total
Fair Value [Member]
Derivative liability - warrants	$ 2,053,000	$ 9,000
Total	$ 2,053,000	$ 9,000
Fair Value, Inputs, Level 1 [Member]
Derivative liability - warrants
Derivative liability - conversion option
Total
Fair Value, Inputs, Level 3 [Member]
Derivative liability - warrants	$ 2,053,000	$ 9,000	$ 140,504
Derivative liability - conversion option			582,300
Total	$ 2,053,000	$ 9,000	722,804
Carrying Value [Member]
Derivative liability - warrants			140,504
Derivative liability - conversion option			582,300
Total			$ 722,804